SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

20.  SEGMENT AND GEOGRAPHIC INFORMATION

As of December 31, 2021 and 2020 the Company identified one operating and reportable segment for purposes of allocating resources and evaluating financial performance. Asset information on a segment basis is not disclosed as this information is not separately identified or internally reported to the Company’s CODM.

Geographic Financial Information

The following represents the Company’s geographic revenue based on customer location (in thousands):

	December 31,
	2021	2020
Americas	$496,607	$457,327
Europe, the Middle East, and Africa	317,435	270,701
Asia-Pacific	104,646	87,373
Total Revenues	$918,688	$815,401

Included in Americas is the United States which comprises approximately 48.9% and 51.3% of total revenue for the years ended December 31, 2021 and 2020, respectively. Included in Europe, the Middle East, and Africa is the United Kingdom which accounts for approximately 11.5% and 10.4% of total revenue for the years ended December 31, 2021 and 2020, respectively. No other country accounts for more than 10% of the Company’s revenue in any period presented.

The Company’s long-lived tangible assets were located as follows (in thousands):

	December 31,
	2021	2020
Americas	$85,213	$81,139
Europe, the Middle East, and Africa	85,307	90,626
Asia-Pacific	376	399
Total long-lived tangible assets	$170,896	$172,164

Included in Americas is the United States, which comprises 47.1% and 46.7%, of total long-lived tangible assets as of December 31, 2021 and 2020, respectively. Included in Europe, the Middle East, and Africa is Ireland, which comprises 43.6% and 46.7% of total long-lived tangible assets as of December 31, 2021 and 2020, respectively.